ISU-type awards (Details 4) - Stock compensation plan - SFr / shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Incentive Share Unit (ISU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	Incentive Share Units (ISU) were the main form of share-based deferred compensation for all employees from 2006 to 2009. For 2009, ISUs were used for the deferred compensation awards granted to employees up to and including vice presidents. An ISU is similar to a share, but offers additional upside depending on the development of the Group share price, compared to predefined targets set on the grant date. For each ISU granted, the employee will receive at least one Group share (ISU base unit) over a three-year vesting period and could receive additional shares (ISU leverage unit) at the end of the three-year vesting period.
ISU base unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	0.6	1.2	3.6
Settled (in shares)	(0.2)	(0.1)	(1.8)
Forfeited (in shares)	(0.2)	(0.5)	(0.6)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	0.2	0.6	1.2
of which vested (in shares)	0.1	0.1	0.1
of which unvested (in shares)	0.1	0.5	1.1
ISU leverage unit | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Minimum Predefined Target Price			SFr 53.71
Bank | Incentive Share Unit (ISU)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	0.6	1.2	3.6
Settled (in shares)	(0.2)	(0.1)	(1.8)
Forfeited (in shares)	(0.2)	(0.5)	(0.6)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	0.2	0.6	1.2
of which vested (in shares)	0.1	0.1	0.1
of which unvested (in shares)	0.1	0.5	1.1